REVENUES - Contract Balances (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Receivables from contracts with customers	$ 1,822	$ 1,452
Contract assets (Note 7)	216	165
Long-term contract assets (Note 14)	627	608
Contract liabilities (Note 16)	46	30
Revenue recognized	$ 21	$ 41